Supplement to the
Fidelity® Corporate Bond Fund
October 30, 2021
Prospectus

Effective January 4, 2023, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests the fund's assets primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

CBD-22-01 1.9585869.102	September 16, 2022

Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2021
Prospectus

Effective January 4, 2023, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests the fund's assets primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

ACBD-22-01 1.913959.113	September 16, 2022

Supplement to the
Fidelity® Series Corporate Bond Fund
October 30, 2021
Prospectus

Effective January 4, 2023, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests the fund's assets primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

XBC-22-01 1.9906484.100	September 16, 2022